SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning allowance	$ 2,626	$ 3,586	$ 3,594
Bad debt expense, excluding portion related to notes receivable	3,502	2,907	3,052
Write offs	(2,462)	(3,867)	(3,060)
Ending allowance	$ 3,666	$ 2,626	$ 3,586